Stockholder's Equity (Employee Stock Option Plans) (Details) - Stock options - $ / shares	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Shares
Beginning balance	2,499,708	2,419,372	2,203,005
Granted	0	567,008	573,724
Exercised	(333,527)	(406,167)	(313,265)
Canceled or expired	(80,328)	(80,505)	(44,092)
Ending balance	2,085,853	2,499,708	2,419,372
Options exercisable at end of period	1,609,109	1,477,205	1,414,002
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 63.85	$ 53.77	$ 45.90
Granted (USD per share)	0.00	94.22	75.17
Exercised (USD per share)	50.59	44.01	37.10
Canceled or expired (USD per share)	85.26	74.72	57.68
Ending Balance (USD per share)	65.15	63.85	53.77
Options exercisable at end of period (USD per share)	$ 58.30	$ 49.81	$ 43.40